8 Inventories	12 Months Ended
Dec. 31, 2020
Disclosure Of Inventories Abstract
Inventories
8	Inventories

	2020	2019

Finished goods	4,258,561	4,634,192
Raw materials, production inputs and packaging	2,008,510	1,665,797
Maintenance materials	749,536	608,693
Advances to suppliers	86,745	68,382
Imports in transit	1,298,334	664,345
Total	8,401,686	7,641,409

Current assets	8,383,650	7,625,084
Non-current assets	18,036	16,325
Total	8,401,686	7,641,409

Inventory cost is based on the average cost of purchases principle. The value of finished products includes raw materials, ancillary and maintenance materials used, depreciation of industrial facilities, expenses with Company’s and third-party personnel involved in industrial production and maintenance, and logistics expenses with the transfer of these products from the plants to the sale terminals. The production overheads are allocated to products based on normal operating capacity.

Inventories are measured at the lower of cost and net realizable value and, when necessary, an impairment is recognized. For this estimate, the Company considers the sale price, reduced by all costs of sale, projected for the period during which it expects to sell the product.

The effect of the provision for inventories at the year is shown below:

Balance at December 31, 2018	20,159
Additions	72,672
Utilization/reversals	(10,636)
Balance at December 31, 2019	82,195
Additions	120,483
Utilization/reversals	(80,106)
Balance at December 31, 2020	122,572